Schedule of Investments (unaudited)
June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Franklin Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 88.3%
Alabama — 1.9%
Black Belt Energy Gas District, AL, Gas Project Revenue, Series G	5.000%	10/1/35	$3,000,000	$3,164,951
Southeast Energy Authority, AL, Cooperative District Energy Supply Revenue:
Series A	5.000%	6/1/35	2,000,000	2,042,495 (a)(b)
Series H	5.000%	11/1/35	3,925,000	4,177,803
Total Alabama				9,385,249
Arizona — 1.9%
Arizona State IDA, Education Revenue, Aliante and Skye Canyon Campus Project	4.000%	12/15/51	700,000	545,222 (c)
Glendale, AZ, IDA Revenue, Series 2016, Refunding	5.000%	5/15/39	3,500,000	3,500,208
Maricopa County, AZ, IDA Education Revenue:
Horizon Community Learning Center Project, Series 2016, Refunding	5.000%	7/1/35	350,000	350,163
Reid Traditional Schools Project	5.000%	7/1/36	250,000	250,014
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series B, NATL	5.500%	7/1/43	1,000,000	1,227,784
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	100,000	100,024 (c)
Great Hearts Academies, Series A	5.000%	7/1/44	1,000,000	1,000,936
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.500%	12/1/29	1,900,000	2,020,662
Series 2007	5.000%	12/1/37	500,000	526,965
Yavapai County, AZ, IDA Education Revenue, Ariona Agribusiness & Equine Center Inc., Project, Series 2012	5.000%	3/1/32	175,000	175,063 (c)
Total Arizona				9,697,041
California — 8.3%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	5/1/35	2,000,000	2,064,019 (a)(b)
Clean Energy Project, Green Bonds, Series A-1	5.000%	2/1/36	1,000,000	1,076,009 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	3/1/36	4,750,000	4,957,532
California State Community Housing Agency Essential Housing Revenue:
Aster, Senior Bonds, Series A-1	4.000%	2/1/56	850,000	727,584 (c)
Fountains at Emerald Park, Series A	3.000%	8/1/56	5,975,000	4,223,805 (c)
California State MFA Revenue, Terry Manor Apartments, Series A, FNMA - Collateralized HUD Section 8	4.200%	8/1/40	3,550,000	3,619,308
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	3,500,000	3,507,865 (c)(d)
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
Anaheim Social Bond, Series A-2	3.250%	4/1/57	1,600,000	1,198,215 (c)
City of Orange, Social Bond, Series A-2	3.000%	3/1/57	2,350,000	1,664,120 (c)
Dublin, Social Bonds, Series A	3.000%	2/1/57	4,300,000	3,117,488 (c)
Pasadena, Social Bonds	3.000%	12/1/56	3,250,000	2,371,053 (c)
City & County of San Francisco, CA, Community Facilities District No 1, Special Tax Revenue, Series A	4.000%	9/1/42	2,000,000	1,904,724 (c)
Los Angeles, CA, Community Facilities District, Special Tax Revenue, Series 2021	4.000%	9/1/46	1,460,000	1,356,288
Los Angeles, CA, Department of Airports Revenue:
Refunding	5.000%	5/15/46	5,000	5,508 (d)(e)
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Subordinated, Los Angeles International Airport, Series C, Refunding	4.000%	5/15/35	$1,500,000	$1,530,570 (d)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series 2022	5.000%	7/1/46	1,000,000	1,040,722
Menifee Union School District, CA, Special Tax Revenue:
Improvement Area Five, Series 2021	4.000%	9/1/41	800,000	783,098
Improvement Area Five, Series 2021	4.000%	9/1/45	860,000	813,130
M-S-R Energy Authority, CA, Natural Gas Revenue, Series A	6.500%	11/1/39	2,250,000	2,784,797
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A, Refunding	5.000%	5/1/35	3,000,000	3,224,874 (d)
Total California				41,970,709
Colorado — 2.8%
Aurora, CO, Crossroads Metropolitan District No 2, GO, Convertible CAB, Series A-1, Refunding, Step bond (0.000% to 12/1/27 then 6.250%)	0.000%	12/1/55	950,000	904,346
City & County of Denver, CO, Airport System Revenue:
Series A, Refunding	5.500%	11/15/35	2,000,000	2,256,663 (d)
Series A, Refunding	5.000%	11/15/37	1,450,000	1,563,696 (d)
Series A, Refunding	5.500%	11/15/38	2,100,000	2,333,771 (d)
Colorado State Health Facilities Authority Revenue:
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	1,255,000	1,278,129
Valley View Hospital Association Project	5.000%	5/15/45	1,000,000	1,000,620
Denver, CO, Health & Hospital Authority Revenue, Series 2025	6.000%	12/1/55	250,000	269,429
District of Vauxmont Metropolitan, CO, GO, Series 2019, Refunding, AG	3.250%	12/15/50	938,000	824,867
E-470 Public Highway Authority Revenue, CO, Series A, Refunding, NATL	0.000%	9/1/34	5,000,000	3,827,751
Total Colorado				14,259,272
Connecticut — 0.8%
Connecticut State HEFA Revenue:
Masonicare Issue, Series F, Refunding	5.000%	7/1/34	1,500,000	1,500,961
Stamford Hospital Issue, Series M, Refunding	5.000%	7/1/34	600,000	644,103
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance, Series B	4.100%	11/15/39	1,685,000	1,684,957
Total Connecticut				3,830,021
Delaware — 0.1%

Delaware State EDA Revenue, Charter Schools Revenue, Series 2022, Refunding	4.000%	6/1/42	730,000	636,729
District of Columbia — 4.0%
District of Columbia Revenue:
GO, Series A, Refunding	5.000%	1/1/45	5,000,000	5,360,400
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	2,500,000	2,533,390
Series A, Refunding	5.000%	7/1/48	1,250,000	1,251,650
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A	0.000%	10/1/37	11,000,000	6,538,872
Series B, Refunding	4.000%	10/1/36	1,490,000	1,502,986
Series B, Refunding	4.000%	10/1/37	3,140,000	3,158,738
Total District of Columbia				20,346,036
Florida — 2.9%
Capital Trust Authority, AL Educational Facilities Revenue, Florida Institute of Technology Project, Series A	5.250%	7/1/55	335,000	331,401 (c)
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Charlotte County, FL, IDA Revenue, Town & Country Utilities Project, Series 2025	6.125%	10/1/55	$1,500,000	$1,562,000 (d)
Double Branch, FL, Community Development District, Special Assessment Revenue, Senior Lien, Series A, Refunding	4.250%	5/1/34	890,000	890,009
East Nassau, FL, Stewardship District, Special Assessment Revenue, Series 2025	6.250%	5/1/56	800,000	833,906
Florida State Development Finance Corp., Educational Facilities Revenue:
Series 2021	4.000%	7/1/45	600,000	517,379
Series 2021	4.000%	7/1/55	750,000	592,135
Florida State Development Finance Corp., Healthcare Facilities Revenue, UF Health Jacksonville Project, Refunding	5.000%	2/1/52	1,000,000	962,562
Florida State Development Finance Corp., Senior Living Revenue, Series 2021, Refunding	5.000%	6/1/51	1,300,000	1,244,981 (c)
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue, Southeast Sector Project, Series 2025	6.000%	5/1/56	525,000	556,195
Metropica, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2026	5.700%	5/1/56	540,000	547,950
Miami-Dade County, FL, IDA, Educational Facilities Revenue, Mater Academy Project, Series 2026	5.375%	6/15/60	1,400,000	1,418,596
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,250,000	1,334,848
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities Inc., Series B	5.625%	5/15/61	175,000	178,291
Seminole County, FL, IDA Revenue:
Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/36	315,000	299,476 (c)
Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/41	425,000	379,121 (c)
Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/51	830,000	661,162 (c)
Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/56	805,000	616,620 (c)
Wildblue, FL, Community Development District, Special Assessment Revenue, Series 2026	5.750%	5/1/56	840,000	853,468
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.800%	5/1/55	690,000	670,934 (c)
Total Florida				14,451,034
Georgia — 2.1%
Atlanta, GA, Development Authority Revenue:
PRG-CAU Properties LLC Project, Series A	6.000%	7/1/50	100,000	104,431 (c)
PRG-CAU Properties LLC Project, Series A	6.000%	7/1/55	100,000	103,634 (c)
DeKalb County, GA, Housing Authority Revenue, Series 2024	4.000%	3/1/34	5,000,000	5,025,700
Georgia State Municipal Electric Authority, Power Revenue, Georgia Project 1, Subordinated, Series B, Refunding, BAM	5.250%	1/1/54	1,750,000	1,846,280
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series E	5.000%	6/1/31	3,300,000	3,523,837 (a)(b)
Total Georgia				10,603,882
Idaho — 0.3%

Idaho State Health Facilities Authority Revenue, Series A, Refunding	4.375%	3/1/53	1,515,000	1,472,100
Illinois — 6.8%
Chicago, IL, Board of Education, GO:
Dedicated, Series B, Refunding	5.000%	12/1/40	1,800,000	1,794,531
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Dedicated, Series C	5.250%	12/1/39	$1,500,000	$1,495,828
Series A	5.000%	12/1/35	1,910,000	1,937,472
Chicago, IL, GO:
Series A	6.000%	1/1/50	1,500,000	1,581,211
Series A, Refunding	4.000%	1/1/36	3,850,000	3,704,238
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series A	5.500%	1/1/55	3,825,000	3,961,856 (d)
Senior Lien, Series E, BAM	5.000%	1/1/60	1,000,000	1,005,237 (d)
Illinois State Finance Authority Revenue:
Bondana-Champaign, Learning Facility	5.250%	10/1/53	2,500,000	2,617,423
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/51	1,500,000	1,305,043
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project, Series 2023	5.000%	10/1/48	2,500,000	2,606,514
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	500,000	480,609
Illinois State, GO:
Series A	5.000%	12/1/31	2,870,000	2,952,761
Series B	5.250%	5/1/40	2,650,000	2,840,436
Series B	5.250%	5/1/41	1,250,000	1,333,842
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/52	2,900,000	2,559,169
St. Clair County, IL, USD:
School Facilities Improvement District No 187, GO, Series A, AG	5.000%	1/1/49	1,000,000	1,023,198
School Facilities Improvement District No 187, GO, Series A, AG	5.000%	1/1/54	1,000,000	1,014,273
Total Illinois				34,213,641
Indiana — 2.3%
Indiana State Finance Authority Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,703,041
Greenwood Village South Project, Series A	5.750%	5/15/60	1,000,000	1,029,676
Marian University Project, Series 2026	5.250%	9/15/56	1,285,000	1,294,327
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	1,000,000	1,083,190
Indianapolis, IN, Local Public Improvement Bond Bank:
Series A	5.250%	2/1/54	3,500,000	3,578,916
Series B	4.125%	2/1/52	3,185,000	2,996,797
Total Indiana				11,685,947
Iowa — 1.0%
Iowa State Finance Authority Revenue, Series A, Refunding	4.000%	5/15/46	3,850,000	3,432,394
Iowa State Higher Education Loan Authority Revenue, University of Dubuque Project	6.000%	10/1/55	1,490,000	1,568,341
Total Iowa				5,000,735
Kentucky — 1.4%
Kentucky State Bond Development Corp., Senior Revenue, University of Kentucky Central Utility Plant Project, Series A	5.500%	10/31/56	1,950,000	2,097,057
Kentucky State PEA, Gas Supply Revenue, Series B	5.000%	12/1/33	3,640,000	3,748,473
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A, Refunding	5.000%	10/1/31	1,135,000	1,139,712
Total Kentucky				6,985,242
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Louisiana — 2.0%
Louisiana State PFA Revenue:
Calcasieu River Bridge, Public-Private Partnership Project, Series 2024	5.500%	9/1/59	$3,250,000	$3,334,626 (d)
Ochsner Clinic Foundation Project, Series A, Refunding	5.250%	5/15/55	2,500,000	2,609,438
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	4,000,000	4,000,000 (a)(b)
Total Louisiana				9,944,064
Maryland — 0.1%

Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligated Group, Series A, Refunding	5.000%	1/1/36	750,000	759,462
Massachusetts — 0.8%
Massachusetts State HFA Revenue, Series A, Refunding	5.100%	12/1/30	540,000	540,554 (d)
Massachusetts State Port Authority Revenue, Series B, Refunding	4.000%	7/1/46	3,500,000	3,310,086 (d)
Total Massachusetts				3,850,640
Michigan — 1.5%
Detroit, MI, GO:
Financial Recovery, Series B-1 Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	2,126,348	1,740,084 (b)
Unlimited Tax, Series C	6.000%	5/1/43	500,000	560,033
Kentwood, MI, EDC Revenue:
Series 2021	4.000%	11/15/45	1,125,000	1,005,906
Series 2022, Refunding	4.000%	11/15/31	425,000	426,359
Series 2022, Refunding	4.000%	11/15/43	695,000	635,852
Michigan State Finance Authority Revenue:
Series 2015, Refunding	5.000%	12/1/45	250,000	244,990
Series 2017, Refunding	5.250%	2/1/32	1,855,000	1,861,801
Michigan State HDA Revenue, Rental Housing, Series A	4.450%	10/1/34	100,000	100,036
Michigan State Strategic Fund Ltd. Obligation Revenue, Bedrock Detroit – Transformational Brownfield Plan Project, Series 2026	5.500%	10/1/53	1,220,000	1,245,603 (c)
Total Michigan				7,820,664
Minnesota — 0.7%
Duluth, MN, EDA Revenue:
Benedictine Health System, Series A, Refunding	4.000%	7/1/31	1,000,000	980,862
Benedictine Health System, Series A, Refunding	4.000%	7/1/36	1,250,000	1,185,854
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	1,150,000	1,160,554
Total Minnesota				3,327,270
Mississippi — 0.4%

Gulfport, MS, Hospital Revenue, Series 2025	5.500%	7/1/55	1,875,000	1,937,740
Missouri — 3.0%
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series A	4.000%	3/1/39	3,000,000	2,957,839 (d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	2,700,000	2,733,324 (d)
Missouri State HEFA Revenue:
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/43	1,400,000	1,321,858
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series B, Refunding	4.000%	5/1/45	1,750,000	1,647,016
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — continued
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/34	$2,000,000	$1,935,571
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/40	2,300,000	2,173,137
St. Louis, MO, Municipal Finance Corp., Series 2020, AG	5.000%	10/1/45	2,250,000	2,331,093
Total Missouri				15,099,838
Nebraska — 0.5%

Omaha, NE, Public Power District, Electric System Revenue, Series A	5.250%	2/1/48	2,500,000	2,669,987
Nevada — 0.2%

Las Vegas, NV, Special Improvement District No 818, Special Assessment Revenue, Local Improvement Bonds, Series 2024	5.000%	12/1/54	1,190,000	1,192,682
New Hampshire — 1.7%
National Finance Authority, NH, Revenue:
Grace Christian School Project	6.000%	8/1/65	1,000,000	1,012,154
Social Certificates, Series 2	3.625%	8/20/39	3,341,158	3,209,564
New Hampshire State Health & Education Facilities Authority Act Revenue, Refunding	5.000%	10/1/37	4,500,000	4,507,854
Total New Hampshire				8,729,572
New Jersey — 2.4%
New Jersey State EDA Revenue:
Central Jersey College Prep Charter School Project, Series 2025	5.250%	11/1/60	430,000	432,999
Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Refunding, AG	5.000%	6/1/37	1,250,000	1,267,467
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	3,000,000	3,039,553 (d)
New Jersey State Higher Education, Student Assistance Authority Revenue, Series A, Refunding	4.250%	12/1/46	2,000,000	2,015,484 (d)
Passaic County, NJ, Improvement Authority Revenue, Paterson Arts and Science Charter School Project, Series 2023	5.375%	7/1/53	1,000,000	1,014,648
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/36	4,000,000	4,123,681
Total New Jersey				11,893,832
New Mexico — 0.9%
Farmington, NM, Revenue, Public Service Company of New Mexico San Juan Project, Series B, Refunding	2.150%	4/1/33	2,000,000	1,737,265
Mesa Del Sol Public Improvement District No 1 Revenue, Special Levy Improvement Bonds, Series A	5.450%	10/1/55	500,000	507,149 (c)(f)
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series 2012, Refunding	5.000%	5/15/32	2,155,000	2,156,347
Total New Mexico				4,400,761
New York — 9.5%
New York City, NY, HDC, MFH Revenue:
Sustainable Development, Green Bonds, Series D-1B, Refunding, FHA	2.400%	11/1/50	4,000,000	2,671,810
Sustainable Development, Green Bonds, Series J	3.350%	11/1/65	5,670,000	4,259,615
New York State Liberty Development Corp. Revenue:
1 World Trade Center Project, Series 2021, Refunding	2.750%	2/15/44	3,000,000	2,419,457
4 World Trade Center Project, Green Bonds, Refunding, BAM-TCRS	3.000%	11/15/51	3,500,000	2,585,688
New York State Thruway Authority, Personal Income Tax Revenue, Climate Bond Certified, Series C, Green Bonds	5.000%	3/15/54	7,300,000	7,551,934
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Transportation Development Corp., Exempt Facility Revenue, New York State Thruway Service Area Project, Series 2021	4.000%	10/31/46	$2,000,000	$1,872,378 (d)
New York State Transportation Development Corp., Special Facilities Revenue:
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	5.250%	12/31/54	2,780,000	2,879,914 (d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,000,000	2,000,125 (d)
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/44	10,000,000	10,819,219
Oneida Indian Nation of New York, NY:
Series A	8.000%	9/1/40	575,000	582,386 (c)
Tax Exempt Bonds	6.000%	9/1/43	825,000	898,047 (c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 207, Refunding	5.000%	9/15/29	3,525,000	3,642,095 (d)
Triborough Bridge & Tunnel Authority, NY, Revenue, Sales Tax-MTA Bridges & Tunnels, Series A	5.250%	5/15/57	5,600,000	5,876,012
Total New York				48,058,680
North Carolina — 0.3%
North Carolina State Medical Care Commission, Retirement Facilities First Mortgage Revenue:
Series A	5.000%	10/1/39	250,000	263,463
Series A	5.125%	10/1/54	1,500,000	1,516,425
Total North Carolina				1,779,888
North Dakota — 0.1%

North Dakota State HFA Revenue, Housing Mortgage Finance, Series A	5.000%	7/1/50	500,000	514,490
Ohio — 1.4%
Cleveland Cuyahoga County, OH, Port Authority Revenue:
Cleveland Museum of Natural History Project, Series 2021	4.000%	7/1/46	950,000	878,525
Playhouse Square Foundation Project, Series 2018, Refunding	5.500%	12/1/53	2,500,000	2,523,212
Hamilton County, OH, Revenue, Life Enriching Communities Project, Series 2012, Refunding	5.000%	1/1/32	655,000	655,534
Ohio State Hospital Revenue:
Cleveland Clinic Health System Obligated Group, Series A, Refunding	4.000%	1/1/43	15,000	15,315 (e)
Premier Health Partners Obligated Group, Series 2020, Refunding	4.000%	11/15/41	455,000	429,005
Port of Greater Cincinnati, OH, Development Authority Revenue, Duke Energy Convention Center Project, Series A, Refunding	5.000%	12/1/58	2,740,000	2,818,355
Total Ohio				7,319,946
Pennsylvania — 3.4%
Allegheny County, PA, Airport Authority Revenue, Series A, AG	4.000%	1/1/46	3,500,000	3,308,708 (d)
Chester County, PA, IDA Revenue, Series A	5.000%	8/1/30	720,000	720,350
Indiana County, PA, IDA Revenue, Foundation For Indiana University Of Pennsylvania Project, Refunding, BAM	4.000%	5/1/54	1,000,000	928,324
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project, Series 2022, AG	5.750%	12/31/62	2,250,000	2,380,324 (d)
Pennsylvania State Turnpike Commission Revenue:
Subordinated, Series A	4.900%	12/1/44	5,000,000	5,026,352
Subordinated, Series A	4.000%	12/1/49	2,160,000	2,013,590
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Philadelphia, PA, Authority for IDR:
Independence Charter School, West Project, Series 2019	4.000%	6/15/29	$170,000	$168,429
Independence Charter School, West Project, Series 2019	5.000%	6/15/39	500,000	499,836
St. Joseph’s University, Series 2017	5.000%	11/1/47	1,155,000	1,177,617 (e)
St. Joseph’s University, Series 2017, Unrefunded	5.000%	11/1/47	1,195,000	1,196,365
Total Pennsylvania				17,419,895
Puerto Rico — 0.9%
Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	1,550,000	1,556,540
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	4.750%	7/1/53	2,900,000	2,869,541
Total Puerto Rico				4,426,081
Rhode Island — 0.2%

Rhode Island State Student Loan Authority Revenue, Series A	5.000%	12/1/44	920,000	939,806 (d)
South Carolina — 2.4%
South Carolina State Jobs, EDA Hospital Facilities Revenue:
Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,300,000	1,243,819
Series A	5.500%	11/1/54	5,000,000	5,335,074
South Carolina State Public Service Authority Revenue:
Santee Cooper, Series B, Refunding	5.000%	12/1/46	2,500,000	2,660,557
Series A, Unrefunded	5.000%	12/1/36	2,700,000	2,702,547
Total South Carolina				11,941,997
Tennessee — 2.7%
Johnson City, TN, Health & Educational Facilities Board Revenue, Tapestry at Roan Hill Project, HUD Section 8	3.600%	12/1/26	3,000,000	3,008,051 (a)(b)
Knox County, TN, Health, Educational & Housing Facility Board Revenue:
University Health System Inc., Series A-1, BAM	5.250%	7/1/49	1,250,000	1,308,792
University Health System Inc., Series A-1, BAM	5.500%	7/1/54	1,000,000	1,052,649
University Health System Inc., Series A-1, BAM	5.500%	7/1/59	1,750,000	1,839,622
Williamson County, TN, Industrial Development Board Revenue, Series 2023, HUD Section 8	5.000%	5/1/27	6,625,000	6,671,120 (a)(b)
Total Tennessee				13,880,234
Texas — 7.6%
Anna, TX, Special Assessment Revenue, Sherley Tract Public Improvement District No 2, Series 2025	5.875%	9/15/51	679,000	702,773 (c)
Arlington, TX, Higher Education Finance Corp., Education Revenue, Riverwalk Education Foundation Inc., PSF - GTD	4.500%	8/15/60	1,000,000	990,487
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	1,125,000	1,133,525 (c)
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools, Series A, PSF - GTD	4.000%	8/15/47	1,410,000	1,331,090
Series 2024, PSF - GTD	4.500%	8/15/54	2,280,000	2,222,480
Yes Prep Public Schools Inc., PSF - GTD	4.250%	4/1/48	2,525,000	2,415,004
FW Texas Street PFC Residential Development Revenue, River District Project, Series 2025	5.000%	5/1/38	1,500,000	1,594,219
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.500%	8/1/42	500,000	541,203 (d)
First Lien, Series A	5.500%	8/1/43	400,000	431,434 (d)
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
First Lien, Series A	5.500%	8/1/44	$550,000	$590,051 (d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series A, Refunding	5.000%	6/1/28	570,000	566,231
Houston, TX, HFC Revenue, Series 2025	5.250%	10/1/54	1,250,000	1,245,988
Irving, TX, Hotel Occupancy Tax Revenue:
Refunding	5.000%	8/15/33	240,000	245,544
Refunding	5.000%	8/15/34	300,000	307,061
Refunding	5.000%	8/15/36	430,000	438,050
Refunding	5.000%	8/15/39	600,000	605,901
Series 2019, Refunding	5.000%	8/15/31	100,000	102,781
Lake Houston, TX , Redevelopment Authority Revenue:
Refunding	3.000%	9/1/34	150,000	135,831
Refunding	3.000%	9/1/37	220,000	190,476
Refunding	3.000%	9/1/38	200,000	170,121
Refunding	3.000%	9/1/39	250,000	208,885
Refunding	3.000%	9/1/40	225,000	184,595
Refunding	3.000%	9/1/44	500,000	374,311
Refunding	3.000%	9/1/47	600,000	426,175
Lower Colorado River, TX, Authority Revenue, Series A, Refunding	6.000%	5/15/52	3,250,000	3,502,783
Matagorda County, TX, Navigation District No 1, Revenue, AEP Texas Central Co., Refunding, Series A, AMBAC	4.400%	5/1/30	2,250,000	2,362,413
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Revenue, Texas A&M University, Cain Hall Redevelopment Project, Series 2018, AG	4.000%	7/1/48	1,705,000	1,486,626
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/55	250,000	212,854
Port Authority of Houston of Harris County, TX, Series 2023	5.000%	10/1/48	5,745,000	6,013,793
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	2,750,000	2,776,684
Texas State Community Housing & EDC Revenue, Senior Lien, Agape Helotes, Series A-1	6.250%	1/1/65	1,175,000	1,120,170 (c)
Texas State Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Series 2026	5.000%	4/1/36	3,500,000	3,705,253
Total Texas				38,334,792
Utah — 1.0%
Utah State Building Ownership Authority, Lease Revenue, Series 2022	5.000%	5/15/41	2,960,000	3,198,638
Utah State Infrastructure Agency, Tax-Exempt Telecommunications Revenue:
Series 2021	4.000%	10/15/33	1,225,000	1,215,354
Series 2021	4.000%	10/15/41	500,000	474,070
Total Utah				4,888,062
Virginia — 0.7%

Henrico County, VA, EDA Revenue, Refunding, AG	5.929%	8/23/27	3,550,000	3,622,405 (g)
Washington — 2.7%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.875%	12/1/49	3,325,000	3,676,775
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2022, Refunding	5.000%	8/1/41	2,000,000	2,118,532 (d)
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — continued
Series B, Refunding	5.000%	8/1/37	$1,500,000	$1,611,290 (d)
Series B, Refunding	5.000%	8/1/38	3,000,000	3,210,329 (d)
Series B, Refunding	5.000%	8/1/47	1,000,000	1,027,991 (d)
Washington State HFC Revenue:
Non-Profit Housing, Blakeley and Laurel Villages Portfolio, Series A, BAM	5.250%	7/1/64	1,000,000	1,022,675 (c)
Social Certificates, Series 2024	4.221%	3/1/50	1,084,596	1,067,773 (b)
Total Washington				13,735,365
West Virginia — 0.1%

Ohio County, WV, Tax Increment Revenue, The Highlands Project, Series 2024, Refunding	5.250%	6/1/53	750,000	755,279
Wisconsin — 4.5%
Public Finance Authority, WI, Revenue:
Charter School Certificates, Series 1	5.750%	7/1/62	1,388,315	1,453,223
Conference Center Facilities Revenue, Series A	4.000%	9/1/56	2,000,000	1,514,033 (c)
Georgia SR 400 Express Lanes Project	5.750%	12/31/65	1,000,000	1,048,278 (d)
Georgia SR 400 Express Lanes Project	6.500%	12/31/65	500,000	559,773 (d)
Grand Hyatt San Antonio Hotel Acquisition Project, Series A	5.000%	2/1/62	2,000,000	1,988,403
Multi-Family Affordable Housing Certificates, Series 1	6.810%	4/28/36	1,600,000	1,661,539 (c)
Roseman University Of Health Sciences, Refunding	4.000%	4/1/42	20,000	21,082 (c)(e)
Roseman University Of Health Sciences, Unrefunded	4.000%	4/1/42	830,000	753,197 (c)
Senior Airport Facilities, Trips Obligated Group, Series B, Refunding	5.250%	7/1/28	340,000	340,311 (d)
Series 2025, Refunding	5.250%	6/15/65	250,000	234,502
St. James Place Project, Tax-Exempt Bond, Series A-1	6.750%	12/1/60	900,000	927,413 (c)
Student Housing, Series A	5.750%	7/1/53	2,000,000	1,986,460 (c)
Wisconsin State HEFA Revenue:
Series A	5.500%	2/15/54	2,200,000	2,308,461
Series A, Refunding	4.000%	4/1/36	7,825,000	7,933,490
Total Wisconsin				22,730,165

Total Municipal Bonds (Cost — $441,181,023)				446,511,235
Municipal Bonds Deposited in Tender Option Bond Trusts(h) — 6.9%
Alaska — 1.3%

Alaska State Industrial Development and Export Authority Revenue, Tanana Chief Conference Project, Series 2019A	4.000%	10/1/44	6,930,000	6,675,652
Colorado — 1.3%

City and County of Denver, CO, Department of Aviation Airport Revenue, Series 2022D	5.750%	11/15/37	5,675,000	6,374,353
District of Columbia — 0.3%

Metropolitan Washington Airports Authority Revenue, Dulles Metrorail and Capital Improvement Projects	4.000%	10/1/53	2,050,000	1,790,766
Florida — 1.3%

Orange County, FL, Health Facilities Authority Revenue, Series 2022	4.000%	10/1/52	7,265,000	6,478,859
Nevada — 0.8%

Las Vegas, NV, Convention Center Authority Revenue, Series B	5.000%	7/1/43	3,900,000	4,008,078
New York — 1.0%

Port Authority of New York and New Jersey Consolidated Bonds, Series 2018	5.000%	11/1/49	4,745,000	4,827,993
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — 0.9%
Grand Parkway Transportation Corp., TX, System Toll Revenue, Subordinated Tier Toll Revenue, Series A	5.000%	10/1/48	$4,500,000	$4,580,966

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $33,739,810)				34,736,667
Collateralized Mortgage Obligations(i) — 3.5%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2019-ML05 AUS	3.400%	1/25/36	2,916,025	2,793,195
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2024-ML22 AUS	4.548%	10/25/40	2,702,562	2,819,198 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily VRD Certificates, M053 A	2.550%	6/15/35	6,505,000	5,741,941
National Finance Authority Affordable Housing Certificates, 2024-1 A	4.150%	10/20/40	1,493,965	1,497,723
New Hampshire Business Finance Authority, 2024-1 A	4.250%	7/20/41	1,947,250	1,957,245
Washington State Housing Finance Commission, 2023-1 A	3.375%	4/20/37	3,208,239	3,013,305

Total Collateralized Mortgage Obligations (Cost — $18,260,464)				17,822,607
Total Investments before Short-Term Investments (Cost — $493,181,297)				499,070,509
			Shares
Short-Term Investments — 5.0%
Money Market Funds — 4.0%
Putnam Government Money Market Fund, Class P Shares (Cost — $20,270,936)	3.420%		20,270,936	20,270,936 (j)(k)
		Maturity Date	Face Amount
Municipal Bonds — 1.0%
New York — 1.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co. (Cost — $5,000,000)	2.900%	6/15/50	$5,000,000	5,000,000 (l)(m)

Total Short-Term Investments (Cost — $25,270,936)				25,270,936
Total Investments — 103.7% (Cost — $518,452,233)				524,341,445
TOB Floating Rate Notes — (4.6)%				(23,395,000)
Other Assets in Excess of Other Liabilities — 0.9%				4,593,005
Total Net Assets — 100.0%				$505,539,450

See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Municipal Income ETF
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $20,270,936 and the cost was $20,270,936 (Note 2).

(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

 Franklin Municipal Income ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
CWA	—	Clean Water Act
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
FHA	—	Federal Housing Administration — Insured Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PFC	—	Public Facilities Corporation
PSF	—	Permanent School Fund
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Municipal Income ETF 2026 Quarterly Report

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$446,511,235	—	$446,511,235
Municipal Bonds Deposited in Tender Option Bond Trusts	—	34,736,667	—	34,736,667
Collateralized Mortgage Obligations	—	17,822,607	—	17,822,607
Total Long-Term Investments	—	499,070,509	—	499,070,509
Short-Term Investments†:
Money Market Funds	$20,270,936	—	—	20,270,936
Municipal Bonds	—	5,000,000	—	5,000,000
Total Short-Term Investments	20,270,936	5,000,000	—	25,270,936
Total Investments	$20,270,936	$504,070,509	—	$524,341,445

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2026. The following transactions were effected in such company for the period ended June 30, 2026.

	Affiliate Value at September 30, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$82,050,882	82,050,882	$61,779,946	61,779,946	—	$223,088	—	$20,270,936
Putnam Short Term Investment Fund, Class P Shares	$6,471,505	13,433,687	13,433,687	19,905,192	19,905,192	—	11,912	—	—

Franklin Municipal Income ETF 2026 Quarterly Report